Income Taxes (Income Tax Benefit (Expense)) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current Income Tax Expense (Benefit)	$ 168	1,043	0	0
Deferred Income Tax Expense (Benefit)	(49)	(303)	10,007	7,727
Income Tax Expense (Benefit)	$ 119	740	10,007	7,727